Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021 CAD ($) Options Equity $ / shares shares	Dec. 31, 2020 CAD ($) Equity Options $ / shares	Dec. 31, 2020 CAD ($) Equity Options $ / shares	Dec. 31, 2019 Equity
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 9,000,000	$ 14,000,000
Number of options, Granted		0	5,000,000
Black scholes option pricing model [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted			$ 3.66	$ 3.66
Risk-free interest rate			1.50%
Dividend yield			3.50%
Expected volatility			23.00%
Expected life			8 years
Executive Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description of share-based payment arrangement		The options provide the holder the right to purchase MFC common shares at an exercise price equal to the higher of the prior day, prior five-day or prior ten-day average closing market price of the shares on the Toronto Stock Exchange on the date the options are granted.
Shares reserved for future issuance | shares		73,600,000
Executive Stock Option Plan [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period		4 years
Option expiration period		10 years
Deferred Share Units under ESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		3 years
Number of common shares to be received on retirement or termination | shares		1
Number of shares outstanding | Equity		188,000	285,000	285,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 6,000,000	$ 5,000,000
Fair value of equity issued | Equity		101,000	145,400
Number of equity granted		34,000	28,000
Number of other equity instruments entitle holder to receive payment in cash | Options		840,000	811,000	811,000
Number of other equity entitle holder to receive payment in cash or common shares | Options		1,051,000	1,073,000	1,073,000
Amount of the liability relating to equity		$ 46,000,000	$ 43,000,000	$ 43,000,000
Deferred Share Units [Member] | Defer receipt of all or part of annual bonus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted		26,000	38,000
Deferred Share Units [Member] | Defer payment of all or part of RSUs or PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of equity granted		0	2,600
Deferred Share Units [Member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of equity issued | Equity		161,000	214,000
Number of shares outstanding | Equity		2,079,000	2,169,000	2,169,000	2,395,000
Fair value of equity granted | $ / shares		$ 24.11	$ 22.65
Deferred Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period			36 months
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 135,000,000	$ 140,000,000
Vesting period	36 months
Number of equity granted		6,800,000	6,700,000
Fair value of equity granted | (per share)		$ 24.11		$ 22.65
Grant date		February 20 2021
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense		$ 31,000,000	$ 15,000,000
Vesting period	36 months
Number of equity granted		1,500,000	1,100,000
Grant date		February 20 2021
Restricted share units and performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Amount of the liability relating to equity		$ 362,000,000	$ 194,000,000	$ 194,000,000